Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Aug. 07, 2025
Schedule of Convertible Notes Payable [Line Items]
Less: derivative liability fair value	$ (2,058,567)
debt discount and debt issuance costs	(279,000)
convert into shares	(149,286)
Fair value adjustment for Pre-delivery Shares related to the issuance of the convertible note	(485,565)
Convertible notes payable	327,582
Plus: amortization of discounts	1,847,439
Total convertible notes payable, net	2,175,021	$ 641,363
August, 2025 [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible note payable to an unrelated party-issued	1,100,000		$ 1,100,000
November, 2025 [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible note payable to an unrelated party-issued	$ 2,200,000